Preferred Shares - Summary of Preferred Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance at January 1, 2020	$ 451,721	$ 248,640
Issuance, net of related costs		162,401
Accretion of issuance costs	8,498	7,751
Dividends accrued	16,156	23,578
Fair value adjustment of convertible feature		9,351
Converted to Share Premium from Merger	(476,375)
Balance at December 31, 2020	0	451,721
Preference Shares
Balance at January 1, 2020	401,430	221,927
Issuance, net of related costs		162,401
Accretion of issuance costs	8,498	7,751
Dividends accrued	0
Fair value adjustment of convertible feature		9,351
Converted to Share Premium from Merger	(409,928)
Balance at December 31, 2020	0	401,430
Dividends
Balance at January 1, 2020	50,291	26,713
Accretion of issuance costs
Dividends accrued	16,156	23,578
Fair value adjustment of convertible feature
Converted to Share Premium from Merger	(66,447)
Balance at December 31, 2020	$ 0	$ 50,291